Operating assets and liabilities - Retirement benefit obligations - Retirement Benefit Obligations (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
At the beginning of the year	kr 1,336
At the end of the year	1,256	kr 1,336
USA
Disclosure of defined benefit plans [line items]
At the end of the year	386
Germany
Disclosure of defined benefit plans [line items]
At the end of the year	376
Switzerland
Disclosure of defined benefit plans [line items]
At the end of the year	86
Japan
Disclosure of defined benefit plans [line items]
At the end of the year	69
Other
Disclosure of defined benefit plans [line items]
At the end of the year	339
Retirement benefit obligations
Disclosure of defined benefit plans [line items]
At the beginning of the year	2,478	2,611
Current service costs	139	141
Past service costs and settlements	(90)	(45)
Interest costs	43	40
Remeasurement (gains)/losses	(76)	(79)
Plan participant contributions etc.	13	12
Benefits paid to employees	(88)	(66)
Effect of exchange rate adjustment	69	(136)
At the end of the year	2,488	2,478
Retirement benefit obligations | USA
Disclosure of defined benefit plans [line items]
At the beginning of the year	448
Current service costs	17
Past service costs and settlements	(67)
Interest costs	14
Remeasurement (gains)/losses	(32)
Plan participant contributions etc.	0
Benefits paid to employees	(17)
Effect of exchange rate adjustment	23
At the end of the year	386	448
Retirement benefit obligations | Germany
Disclosure of defined benefit plans [line items]
At the beginning of the year	926
Current service costs	30
Past service costs and settlements	0
Interest costs	17
Remeasurement (gains)/losses	(34)
Plan participant contributions etc.	0
Benefits paid to employees	(7)
Effect of exchange rate adjustment	3
At the end of the year	935	926
Retirement benefit obligations | Switzerland
Disclosure of defined benefit plans [line items]
At the beginning of the year	283
Current service costs	22
Past service costs and settlements	(2)
Interest costs	2
Remeasurement (gains)/losses	(7)
Plan participant contributions etc.	8
Benefits paid to employees	(26)
Effect of exchange rate adjustment	12
At the end of the year	292	283
Retirement benefit obligations | Japan
Disclosure of defined benefit plans [line items]
At the beginning of the year	393
Current service costs	28
Past service costs and settlements	(13)
Interest costs	2
Remeasurement (gains)/losses	(10)
Plan participant contributions etc.	0
Benefits paid to employees	(29)
Effect of exchange rate adjustment	28
At the end of the year	399	393
Retirement benefit obligations | Other
Disclosure of defined benefit plans [line items]
At the beginning of the year	428
Current service costs	42
Past service costs and settlements	(8)
Interest costs	8
Remeasurement (gains)/losses	7
Plan participant contributions etc.	5
Benefits paid to employees	(9)
Effect of exchange rate adjustment	3
At the end of the year	kr 476	kr 428